CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Consolidated Statment of Income (Loss) [line items]
Revenues	$ 817	$ 764	$ 1,656	$ 1,617
Other income	5	14	19	24
Direct operating costs	(249)	(264)	(587)	(543)
Management service costs	(47)	(36)	(102)	(65)
Interest expense	(220)	(189)	(440)	(357)
Share of earnings (loss) from equity-accounted investments	(1)	0	1	1
Foreign exchange and financial instruments gain (loss)	(18)	(41)	16	(6)
Depreciation	(275)	(254)	(565)	(513)
Other	(31)	24	(177)	15
Remeasurement of BEPC exchangeable and class B shares	694	0	788	0
Income tax recovery (expense)
Current	(18)	5	(31)	(14)
Deferred	2	(8)	19	(49)
Income tax recovery (expense)	(16)	(3)	(12)	(63)
Net income	659	15	597	110
Net income attributable to:
The partnership	611	11	602	73
Attributable to non- controlling interests
Consolidated Statment of Income (Loss) [line items]
Revenues	453	527	936	1,076
Other income	(6)	5	(5)	11
Direct operating costs	(125)	(174)	(337)	(352)
Foreign exchange and financial instruments gain (loss)	6	(34)	41	(15)
Depreciation	(156)	(186)	(323)	(373)
Remeasurement of BEPC exchangeable and class B shares	0		0
Income tax recovery (expense)
Current	(11)	5	(19)	(7)
Participating non-controlling interests – in operating subsidiaries
Income tax recovery (expense)
Net income	46	2	(10)	31
Net income attributable to:
Non-controlling interests	46	2	(10)	31
Participating non-controlling interests – in a holding subsidiary held by the partnership
Net income attributable to:
Non-controlling interests	$ 2	$ 2	$ 5	$ 6